Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	992.55
Maximum Aggregate Offering Price	$ 992,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,071.15
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" filed as Exhibit 107 to the registrant's Registration Statement on Form S-3 (File No. 333-281071) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.